Revenue (Future sales commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Reportable Segments [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 7,329,566
USD/CAD average foreign exchange rate	1.33
Reportable Segments [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 940,500
Reportable Segments [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	936,779
Reportable Segments [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	1,011,699
Reportable Segments [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	919,715
Reportable Segments [Member] | 2030 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	806,774
Reportable Segments [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	2,714,099
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	3,293,343
Uranium [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	481,854
Uranium [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	492,426
Uranium [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	553,687
Uranium [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	498,133
Uranium [Member] | 2030 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	411,968
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	855,275
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	4,036,223
Fuel Services [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	458,646
Fuel Services [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	444,353
Fuel Services [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	458,012
Fuel Services [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	421,582
Fuel Services [Member] | 2030 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	394,806
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,858,824